NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note payable to an unrelated third party
	March 31, 2014	December 31, 2013
Note payable to an unrelated third party, unsecured, due May 2012, in default as of June 30, 2013	$ 3,000	$ 30,250

Unamortized debt discount	-	-

Notes Payable – Current	$ 3,000	$ 30,250